Leases - Schedule of the Company's Operating Lease Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lessee Disclosure [Abstract]
Operating lease cost	$ 388	$ 343
Short-term lease cost	9	56
Total lease costs	$ 397	$ 399